UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3762

Smith Barney Aggressive Growth Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  August 31
Date of reporting period: February 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                               AGGRESSIVE GROWTH
                                   FUND INC.

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  FEBRUARY 29, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO OF RICHIE FREEMAN]
     PORTFOLIO MANAGER

       Classic Series
 [GRAPHIC]

 Semi-Annual Report . February 29, 2004

 SMITH BARNEY
 AGGRESSIVE GROWTH FUND

      RICHIE FREEMAN

      Richie Freeman has more than 28 years of securities business experience and has been managing the fund since its inception in 1983.

      Education: BS from Brooklyn College, MBA from New York University

      FUND OBJECTIVE

      The fund seeks capital appreciation. It seeks to achieve this objective by investing primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index.

      FUND FACTS

      FUND INCEPTION
      -----------------
      October 24, 1983

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      28 Years

What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities...................................  6
Statement of Operations...............................................  7
Statements of Changes in Net Assets...................................  8
Notes to Financial Statements.........................................  9
Financial Highlights.................................................. 13

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,
By the start of September of 2003, many of the geopolitical concerns that had been pressuring both the domestic economy and the stock market at the start of the year had eased. The combat phase of the conflict in Iraq had already concluded, removing much of the uncertainty that had clouded corporate decision-making and stalled capital spending.

As the period progressed, new federal tax legislation provided a significant near-term tax cut for consumers, businesses, and investors while key interest rates continued to hover near record lows. In the third calendar quarter of 2003, gross domestic product ("GDP")/i/ growth reached a high not seen in almost two decades--a sign for many investors that an economic recovery was now firmly in place. This positive news was tempered by more modest GDP growth data for the remainder of 2003 and unemployment figures that showed little improvement in job growth through the end of January. These factors, among others, contributed to a broad stock market rally that produced significant gains for many sectors of the economy.

                             PERFORMANCE SNAPSHOT
                            AS OF FEBRUARY 29, 2004
                           (excluding sales charges)

                                               6 Months
Class A Shares                                  18.04%
Russell 3000 Growth Index                       12.41%
Lipper Multi-Cap Growth Funds Category Average  11.93%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A shares returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 17.56%, Class L shares returned 17.61% and Class Y shares returned 18.27% over the six months ended February 29, 2004. On February 2, 2004, the initial sales charge on Class L shares was eliminated for sales made on or after that date. Class L returns have been calculated as if the sales charge had been eliminated during the entire period.

  All index performance reflects no deduction for fees, expenses or taxes. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) Please note that an investor cannot invest directly in an index

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended February 29, 2004, calculated among the 400 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


     1 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

Performance Review
Within this environment, the fund performed as follows. For the six months ended February 29, 2004, Class A shares of the Smith Barney Aggressive Growth Fund Inc., excluding sales charges, returned 18.04%. These shares outperformed both the fund's unmanaged benchmark, the Russell 3000 Growth Index,/ii/ which returned 12.41%, as well as the fund's Lipper multi-cap growth funds category average, which returned 11.93%, for the same period./1/ The fund's outperformance during this period was broadly based, with positive performance coming from a number of holdings in a variety of sectors, including the consumer discretionary, energy, financials, healthcare, industrials, information technology and telecommunications services sectors.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,
/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 10, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 29, 2004 and are subject to change. Please refer to pages 3 through 5 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of February 29, 2004 were: Health Care (39.83%); Financials (12.81%); Information Technology (12.65%); Consumer Discretionary (12.65%) and Energy (8.78%). The fund's portfolio composition is subject to change at any time.

RISKS: The fund may invest a significant portion of its assets in small- and mid-cap companies, which may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may also invest in foreign securities, which are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended February 29, 2004, calculated among the 400 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
/i/Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/The Russell 3000 Growth Index measures the performance of those Russell
   3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)

     2 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                           FEBRUARY 29, 2004


  SHARES                       SECURITY                         VALUE
--------------------------------------------------------------------------
COMMON STOCK -- 96.7%
COMMINGLED FUND -- 1.7%
Commingled Fund -- 1.7%
 4,000,000 Nasdaq-100 Index Tracking Stock*                 $  146,240,000
--------------------------------------------------------------------------
           TOTAL COMMINGLED FUND                               146,240,000
--------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.6%
Media -- 12.4%
 7,850,000 Cablevision Systems -- NY Group, Class A Shares*    200,018,000
 1,394,000 Comcast Corp., Class A Shares*                       41,875,760
10,000,000 Comcast Corp., Special Class A Shares*              292,200,000
16,500,000 Liberty Media Corp., Class A Shares*                188,100,000
   200,000 Source Interlink Cos., Inc.*                          2,230,000
15,000,000 Time Warner Inc.*                                   258,750,000
 1,736,000 Viacom Inc., Class B Shares                          66,766,560
 1,100,000 World Wrestling Entertainment, Inc.                  14,905,000
--------------------------------------------------------------------------
                                                             1,064,845,320
--------------------------------------------------------------------------
Specialty Retail -- 0.2%
 2,707,200 Charming Shoppes, Inc.*                              17,732,160
--------------------------------------------------------------------------
           TOTAL CONSUMER DISCRETIONARY                      1,082,577,480
--------------------------------------------------------------------------
ENERGY -- 8.8%
Energy Equipment & Services -- 4.6%
 1,447,500 Core Laboratories N.V.*                              28,443,375
 5,099,700 Grant Prideco, Inc.*                                 77,362,449
 6,400,000 Weatherford International Ltd.*                     286,720,000
--------------------------------------------------------------------------
                                                               392,525,824
--------------------------------------------------------------------------
Oil & Gas -- 4.2%
 7,000,000 Anadarko Petroleum Corp.                            358,750,000
--------------------------------------------------------------------------
           TOTAL ENERGY                                        751,275,824
--------------------------------------------------------------------------
FINANCIALS -- 12.8%
Banks -- 2.4%
 3,000,000 Astoria Financial Corp.                             121,020,000
 2,330,000 New York Community Bancorp, Inc.                     81,829,600
--------------------------------------------------------------------------
                                                               202,849,600
--------------------------------------------------------------------------
Diversified Financials -- 10.4%
   897,100 CIT Group Inc.                                       35,408,537
    30,000 The Goldman Sachs Group, Inc.                         3,176,100
 6,738,998 Lehman Brothers Holdings, Inc.                      584,338,517
 4,400,000 Merrill Lynch & Co., Inc.                           269,324,000
    27,637 National Financial Partners Corp.*                      889,359
--------------------------------------------------------------------------
                                                               893,136,513
--------------------------------------------------------------------------
           TOTAL FINANCIALS                                  1,095,986,113
--------------------------------------------------------------------------
HEALTHCARE -- 39.8%
Biotechnology -- 21.1%
   200,000 Albany Molecular Research, Inc.*                      3,020,000
 1,550,000 Alkermes, Inc.*                                      22,087,500
 6,000,000 Amgen Inc.*                                         381,180,000

                      See Notes to Financial Statements.

     3 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               FEBRUARY 29, 2004


  SHARES                        SECURITY                          VALUE
----------------------------------------------------------------------------
Biotechnology -- 21.1% (continued)
   599,500 AP Pharma, Inc.*                                   $    1,426,810
 7,000,000 Biogen Idec Inc.*                                     388,150,000
   200,000 Bioveris Corp.*                                         2,590,000
 1,732,725 CancerVax Corp.*                                       21,225,881
 7,350,000 Chiron Corp.*                                         359,488,500
   266,000 Genentech, Inc.*                                       28,698,740
 5,736,811 Genzyme Corp.*                                        291,315,262
 3,500,000 ImClone Systems Inc.*                                 146,930,000
 1,050,000 Isis Pharmaceuticals, Inc.*                             8,347,500
 6,040,000 Millennium Pharmaceuticals, Inc.*                     107,572,400
   880,000 Nabi Biopharmaceuticals*                               12,399,200
   750,000 Nanogen, Inc.*                                          6,367,500
   200,000 Tularik Inc.*                                           3,680,000
 1,900,000 Vertex Pharmaceuticals Inc.*                           21,432,000
----------------------------------------------------------------------------
                                                               1,805,911,293
----------------------------------------------------------------------------
Healthcare Equipment & Supplies -- 0.3%
   864,400 Biosite Inc.*                                          26,433,352
 1,815,000 Cygnus, Inc.*                                             889,350
    87,500 Cytyc Corp.*                                            1,442,000
----------------------------------------------------------------------------
                                                                  28,764,702
----------------------------------------------------------------------------
Healthcare Providers & Services -- 7.3%
10,000,000 UnitedHealth Group Inc.                               620,000,000
----------------------------------------------------------------------------
Pharmaceuticals -- 11.1%
 8,000,000 Forest Laboratories, Inc., Class A Shares*            603,840,000
 2,156,000 Johnson & Johnson                                     116,229,960
 5,150,000 King Pharmaceuticals, Inc.*                            99,240,500
   768,303 Pfizer Inc.                                            28,158,305
   400,260 Teva Pharmaceutical Industries Ltd., Sponsored ADR     26,016,900
 3,600,000 Valeant Pharmaceuticals International                  78,948,000
----------------------------------------------------------------------------
                                                                 952,433,665
----------------------------------------------------------------------------
           TOTAL HEALTHCARE                                    3,407,109,660
----------------------------------------------------------------------------
INDUSTRIALS -- 5.8%
Aerospace & Defense -- 2.0%
 3,179,475 L-3 Communications Holdings, Inc.*                    170,165,502
----------------------------------------------------------------------------
Industrial Conglomerates -- 3.0%
 9,025,000 Tyco International Ltd.                               257,844,250
----------------------------------------------------------------------------
Machinery -- 0.8%
 2,590,500 Pall Corp.                                             67,793,385
----------------------------------------------------------------------------
           TOTAL INDUSTRIALS                                     495,803,137
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 12.7%
Communications Equipment -- 3.5%
 3,000,000 C-COR.net Corp.*                                       49,320,000
 1,270,000 DSP Group, Inc.*                                       32,346,900
 7,500,000 Motorola, Inc.                                        138,375,000
   675,072 Nokia Oyj                                              14,715,826
 2,924,928 Nokia Oyj, Sponsored ADR                               63,675,683
----------------------------------------------------------------------------
                                                                 298,433,409
----------------------------------------------------------------------------

                      See Notes to Financial Statements.

     4 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               FEBRUARY 29, 2004


   SHARES                                              SECURITY                                                VALUE
-------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals -- 2.2%
     350,000 Drexler Technology Corp.*                                                                     $    4,952,500
   8,595,000 Maxtor Corp.*                                                                                     88,098,750
   6,150,000 Quantum Corp.*                                                                                    23,677,500
   2,900,000 SanDisk Corp.*                                                                                    73,544,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              190,272,750
-------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.3%
     689,000 Excel Technology, Inc.*                                                                           23,233,080
-------------------------------------------------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 5.7%
   1,050,000 Cabot Microelectronics Corp.*                                                                     46,777,500
   3,720,000 Cirrus Logic, Inc.*                                                                               27,379,200
   1,000,000 Cree, Inc.*                                                                                       23,950,000
   3,280,000 Intel Corp.                                                                                       95,874,400
  12,500,000 Micron Technology, Inc.*                                                                         188,000,000
   4,000,000 RF Micro Devices, Inc.*                                                                           37,160,000
     630,000 Standard Microsystems Corp.*                                                                      18,981,900
   2,103,640 Teradyne, Inc.*                                                                                   51,854,726
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              489,977,726
-------------------------------------------------------------------------------------------------------------------------
Software -- 1.0%
   1,100,000 Advent Software, Inc.*                                                                            18,865,000
     675,000 Autodesk, Inc.                                                                                    19,338,750
     680,800 Microsoft Corp.                                                                                   18,041,200
     785,500 RSA Security Inc.*                                                                                13,062,865
     650,000 Verity, Inc.*                                                                                     10,757,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               80,065,315
-------------------------------------------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY                                                                   1,081,982,280
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.5%
Diversified Telecommunication Services -- 0.2%
     800,000 AT&T Corp.                                                                                        16,024,000
-------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 2.3%
  14,500,000 AT&T Wireless Services Inc.*                                                                     196,910,000
-------------------------------------------------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES                                                                 212,934,000
-------------------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $6,385,200,009)                                                                       8,273,908,494
-------------------------------------------------------------------------------------------------------------------------

    FACE
   AMOUNT                                              SECURITY                                                VALUE
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.3%
$178,011,000 Deutsche Bank Securities Inc. dated 2/27/04, 0.990% due 3/1/04; Proceeds at maturity --
               $178,025,686; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 12.750%
               due 11/15/05 to 8/15/29; Market value -- $181,914,988)                                         178,011,000
 100,000,000 Merrill Lynch & Co., Inc. dated 2/27/04, 0.970% due 3/1/04; Proceeds at maturity --
               $100,008,083; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 14.000%
               due 5/15/04 to 11/15/27; Market value -- $102,000,244)                                         100,000,000
-------------------------------------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $278,011,000)                                                                           278,011,000
-------------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $6,663,211,009**)                                                                    $8,551,919,494
-------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

     5 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)               FEBRUARY 29, 2004




ASSETS:
  Investments, at value (Cost -- $6,663,211,009)             $8,551,919,494
  Cash                                                                  608
  Receivable for Fund shares sold                                18,683,032
  Dividends and interest receivable                               2,006,160
  Prepaid expenses                                                  103,626
---------------------------------------------------------------------------
  Total Assets                                                8,572,712,920
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                5,398,260
  Payable for Fund shares reacquired                              4,034,287
  Investment advisory fee payable                                 3,903,813
  Distribution plan fees payable                                  1,340,857
  Administration fee payable                                      1,324,451
  Accrued expenses                                                1,768,093
---------------------------------------------------------------------------
  Total Liabilities                                              17,769,761
---------------------------------------------------------------------------
Total Net Assets                                             $8,554,943,159
---------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $      964,986
  Capital paid in excess of par value                         6,730,838,180
  Accumulated net investment loss                               (43,868,614)
  Accumulated net realized loss on investment transactions      (21,699,878)
  Net unrealized appreciation of investments                  1,888,708,485
---------------------------------------------------------------------------
Total Net Assets                                             $8,554,943,159
---------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                        33,636,905
----------------------------------------------------------------------------
  Class B                                                        28,237,078
----------------------------------------------------------------------------
  Class L                                                        21,067,912
----------------------------------------------------------------------------
  Class Y                                                        13,556,744
----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                     $92.50
----------------------------------------------------------------------------
  Class B *                                                          $83.97
----------------------------------------------------------------------------
  Class L  *                                                         $84.43
----------------------------------------------------------------------------
  Class Y (and redemption price)                                     $95.41
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $97.37
---------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

     6 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)  FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004


INVESTMENT INCOME:
  Dividends                                                   $   10,575,471
  Interest                                                         2,071,175
  Less: Foreign withholding tax                                       (8,515)
---------------------------------------------------------------------------
  Total Investment Income                                         12,638,131
---------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 5)                                 21,842,219
  Investment advisory fee (Note 2)                                21,763,298
  Administration fee (Note 2)                                      7,336,464
  Transfer agency services (Note 5)                                5,132,588
  Shareholder communications (Note 5)                                141,152
  Custody                                                            136,823
  Registration fees                                                   59,761
  Audit and legal                                                     39,041
  Directors' fees                                                     26,349
  Other                                                               29,050
---------------------------------------------------------------------------
  Total Expenses                                                  56,506,745
---------------------------------------------------------------------------
Net Investment Loss                                              (43,868,614)
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
  Realized Gain From Investments Transactions (excluding
  short-term investments):
   Proceeds from sales                                           225,690,544
   Cost of securities sold                                       150,316,232
---------------------------------------------------------------------------
  Net Realized Gain                                               75,374,312
---------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
   Beginning of period                                           687,661,727
   End of period                                               1,888,708,485
---------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      1,201,046,758
---------------------------------------------------------------------------
Net Gain on Investments                                        1,276,421,070
---------------------------------------------------------------------------
Increase in Net Assets From Operations                        $1,232,552,456
---------------------------------------------------------------------------

                      See Notes to Financial Statements.

     7 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS



For the Six Months Ended February 29, 2004 (unaudited) and the Year Ended August 31, 2003

                                                        2004             2003
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                              $  (43,868,614) $   (65,221,839)
  Net realized gain (loss)                             75,374,312      (41,268,126)
  Increase in net unrealized appreciation           1,201,046,758    1,363,253,834
----------------------------------------------------------------------------------
  Increase in Net Assets From Operations            1,232,552,456    1,256,763,869
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                  1,256,828,451    1,876,235,063
  Cost of shares reacquired                          (541,373,494)  (1,290,220,871)
----------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
   Transactions                                       715,454,957      586,014,192
----------------------------------------------------------------------------------
Increase in Net Assets                              1,948,007,413    1,842,778,061
NET ASSETS:
  Beginning of period                               6,606,935,746    4,764,157,685
----------------------------------------------------------------------------------
  End of period*                                   $8,554,943,159  $ 6,606,935,746
----------------------------------------------------------------------------------
* Includes accumulated net investment loss of:       $(43,868,614)              --
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     8 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Aggressive Growth Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) short-term obligations with maturities of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any; at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian; ( i) class specific expenses are charged to each class; investment advisory fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; ( j) the character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.60% of the Fund's average daily net assets up to $5 billion; 0.575% on the next $2.5 billion; 0.550% on the next $2.5 billion; and 0.500% on the Fund's average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended February 29, 2004, the Fund paid transfer agent fees of $3,586,833 to CTB.

     9 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended February 29, 2004, CGM and its affiliates received sales charges of approximately $8,166,000 and $1,578,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended February 29, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                    Class A  Class B   Class L
--------------------------------------------------------------
CDSCs                               $13,000 $2,192,000 $76,000
-------------------------------------------------------------

For the six months ended February 29, 2004, CGM and its affiliates received brokerage commissions of $9,050.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended February 29, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

---------------------------------------------------
Purchases                           $    888,106,710
---------------------------------------------------
Sales                                    225,690,544
---------------------------------------------------

At February 29, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

---------------------------------------------------
Gross unrealized appreciation       $ 2,940,814,250
Gross unrealized depreciation        (1,052,105,765)
---------------------------------------------------
Net unrealized appreciation         $ 1,888,708,485
---------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     10 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the six months ended February 29, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                         Class A     Class B    Class L
      -------------------------------------------------------------------
      Rule 12b-1 Distribution Plan Fees $3,330,002 $10,674,859 $7,837,358
      -------------------------------------------------------------------

For the six months ended February 29, 2004, total Transfer Agency Service expenses were as follows:

                                      Class A    Class B   Class L  Class Y
    -----------------------------------------------------------------------
    Transfer Agency Service Expenses $1,890,550 $2,259,239 $982,521  $278
    -----------------------------------------------------------------------

For the six months ended February 29, 2004, total Shareholder Communication expenses were as follows:

                                          Class A Class B Class L Class Y
       ------------------------------------------------------------------
       Shareholder Communication Expenses $43,949 $63,890 $33,292   $21
       ------------------------------------------------------------------

6. Capital Shares

At February 29, 2004, the Fund had 100 million shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                Six Months Ended              Year Ended
                               February 29, 2004           August 31, 2003
                           -------------------------  -------------------------
                             Shares        Amount       Shares        Amount
--------------------------------------------------------------------------------
Class A
Shares sold                 6,142,993  $ 516,805,020   8,506,276  $ 582,034,110
Shares reacquired          (2,257,497)  (190,987,267) (5,081,210)  (341,718,810)
-------------------------------------------------------------------------------
Net Increase                3,885,496  $ 325,817,753   3,425,066  $ 240,315,300
-------------------------------------------------------------------------------
Class B
Shares sold                 2,684,304  $ 204,967,272   5,651,045  $ 355,363,778
Shares reacquired          (2,227,199)  (170,620,421) (4,834,626)  (291,969,173)
-------------------------------------------------------------------------------
Net Increase                  457,105  $  34,346,851     816,419  $  63,394,605
-------------------------------------------------------------------------------
Class L
Shares sold                 2,993,431  $ 229,761,407   4,527,369  $ 289,298,922
Shares reacquired          (1,634,280)  (126,286,688) (3,560,257)  (215,242,394)
-------------------------------------------------------------------------------
Net Increase                1,359,151  $ 103,474,719     967,112  $  74,056,528
-------------------------------------------------------------------------------

     11 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

                               Six Months Ended             Year Ended
                              February 29, 2004          August 31, 2003
                           -----------------------  -------------------------
                             Shares      Amount       Shares        Amount
------------------------------------------------------------------------------
Class Y
Shares sold                3,283,024  $305,294,752   8,692,881  $ 604,747,099
Shares reacquired           (589,373)  (53,479,118)   (621,570)   (44,129,814)
-----------------------------------------------------------------------------
Net Increase               2,693,651  $251,815,634   8,071,311  $ 560,617,285
-----------------------------------------------------------------------------
Class Z*
Shares sold                       --            --     673,406  $  44,791,154
Shares reacquired                 --            --  (5,757,800)  (397,160,680)
-----------------------------------------------------------------------------
Net Decrease                      --            --  (5,084,394) $(352,369,526)
-----------------------------------------------------------------------------

*As of April 21, 2003, Class Z shares were fully redeemed.

7. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guaranteed Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

     12 Smith Barney Aggressive Growth Fund Inc. | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

Class A Shares                                     2004/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $78.36      $62.24     $91.46     $110.53    $ 67.73    $33.78
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                 (0.36)      (0.58)     (0.71)      (0.79)     (0.59)    (0.48)
  Net realized and unrealized gain (loss)             14.50       16.70     (28.51)     (18.28)     44.11     35.31
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   14.14       16.12     (29.22)     (19.07)     43.52     34.83
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                     --          --         --          --      (0.72)    (0.88)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                      --          --         --          --      (0.72)    (0.88)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $92.50      $78.36     $62.24     $ 91.46    $110.53    $67.73
----------------------------------------------------------------------------------------------------------------
Total Return                                          18.04%++    25.90%    (31.95)%    (17.25)%    64.91%   104.42%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $3,111      $2,332     $1,639      $1,952     $1,731      $690
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                             1.20%+      1.22%      1.21%       1.17%      1.14%     1.18%
  Net investment loss                                 (0.85)+     (0.86)     (0.88)      (0.80)     (0.66)    (0.89)
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   3%          1%         1%          0%         1%        8%
----------------------------------------------------------------------------------------------------------------

Class B Shares                                     2004/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $71.43      $57.19     $84.73     $103.24    $ 63.82    $32.12
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                 (0.64)      (1.03)     (1.26)      (1.48)     (1.23)    (0.87)
  Net realized and unrealized gain (loss)             13.18       15.27     (26.28)     (17.03)     41.37     33.45
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   12.54       14.24     (27.54)     (18.51)     40.14     32.58
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                     --          --         --          --      (0.72)    (0.88)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                      --          --         --          --      (0.72)    (0.88)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $83.97      $71.43     $57.19     $ 84.73    $103.24    $63.82
----------------------------------------------------------------------------------------------------------------
Total Return                                          17.56%++    24.90%    (32.50)%    (17.93)%    63.58%   102.78%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $2,371      $1,984     $1,542      $1,893     $1,485      $470
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                             2.02%+      2.03%      2.03%       1.99%      1.94%     2.00%
  Net investment loss                                 (1.68)+     (1.67)     (1.70)      (1.62)     (1.47)    (1.70)
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   3%          1%         1%          0%         1%        8%
----------------------------------------------------------------------------------------------------------------

(1) For the six months ended February 29, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

    13 Smith Barney Aggressive Growth Fund Inc.. | 2004 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

Class L Shares                           2004/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $ 71.79    $ 57.44   $ 85.03   $103.54   $ 63.99   $ 32.19
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.61)     (0.99)    (1.20)    (1.44)    (1.24)    (0.84)
 Net realized and unrealized gain (loss)     13.25      15.34    (26.39)   (17.07)    41.51     33.52
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          12.64      14.35    (27.59)   (18.51)    40.27     32.68
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                             --         --        --        --     (0.72)    (0.88)
----------------------------------------------------------------------------------------------------
Total Distributions                             --         --        --        --     (0.72)    (0.88)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $ 84.43    $ 71.79   $ 57.44   $ 85.03   $103.54   $ 63.99
----------------------------------------------------------------------------------------------------
Total Return                                 17.61%++   24.98%   (32.45)%  (17.88)%   63.62%   102.87%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $1,779     $1,415    $1,076    $1,286      $696      $162
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.93%+     1.96%     1.95%     1.94%     1.94%     1.94%
 Net investment loss                         (1.59)+    (1.60)    (1.62)    (1.57)    (1.46)    (1.64)
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          3%         1%        1%        0%        1%        8%
----------------------------------------------------------------------------------------------------

Class Y Shares                           2004/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $ 80.67    $ 63.81   $ 93.38   $112.46   $ 68.69   $ 34.13
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.19)     (0.30)    (0.41)    (0.45)    (0.30)    (0.29)
 Net realized and unrealized gain (loss)     14.93      17.16    (29.16)   (18.63)    44.79     35.73
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          14.74      16.86    (29.57)   (19.08)    44.49     35.44
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                             --         --        --        --     (0.72)    (0.88)
----------------------------------------------------------------------------------------------------
Total Distributions                             --         --        --        --     (0.72)    (0.88)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $ 95.41    $ 80.67   $ 63.81   $ 93.38   $112.46   $ 68.69
----------------------------------------------------------------------------------------------------
Total Return                                 18.27%++   26.42%   (31.67)%  (16.97)%   65.42%   105.15%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $1,294       $876      $178      $200      $219      $172
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.80%+     0.81%     0.82%     0.82%     0.82%     0.82%
 Net investment loss                         (0.45)+    (0.43)    (0.49)    (0.45)    (0.34)    (0.53)
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          3%         1%        1%        0%        1%        8%
----------------------------------------------------------------------------------------------------

(1)For the six months ended February 29, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

    14 Smith Barney Aggressive Growth Fund Inc.. | 2004 Semi-Annual Report

                                 SMITH BARNEY
                          AGGRESSIVE GROWTH FUND INC.



          DIRECTORS                    INVESTMENT ADVISER
          Paul R. Ades                 AND ADMINISTRATOR
          Dwight B. Crane              Smith Barney Fund
          R. Jay Gerken, CFA             Management LLC
            Chairman
          Frank G. Hubbard             DISTRIBUTORS
          Jerome H. Miller             Citigroup Global Markets Inc.
          Ken Miller                   PFS Distributors, Inc.

          OFFICERS                     CUSTODIAN
          R. Jay Gerken, CFA           State Street Bank and
          President and                  Trust Company
          Chief Executive Officer
                                       TRANSFER AGENT
          Andrew B. Shoup              Citicorp Trust Bank, fsb.
          Senior Vice President and    125 Broad Street, 11th Floor
          Chief Administrative Officer New York, New York 10004

          Richard L. Peteka            SUB-TRANSFER AGENTS
          Chief Financial Officer      PFPC Inc.
          and Treasurer                P.O. Box 9699
                                       Providence, Rhode Island
          Richard A. Freeman           02940-9699
          Vice President and
          Investment Officer           Primerica Shareholder Services
                                       P.O. Box 9662
          Andrew Beagley               Providence, Rhode Island
          Chief Anti-Money             02940-9662
          Laundering Compliance
          Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary and
          Chief Legal Officer

   Smith Barney Aggressive Growth Fund Inc.







   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


 This report is submitted for the general information of the shareholders of the Smith Barney Aggressive Growth Fund Inc., but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

 SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2004 Citigroup Global Markets Inc. Member NASD, SIPC

 FD02208 4/04                                                            04-6458

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.


          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Aggressive Growth Fund Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Aggressive Growth Fund Inc.

Date: April 29, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Aggressive Growth Fund Inc.
Date: April 29, 2004

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Aggressive Growth Fund Inc.
Date: April 29, 2004